Goodwill and intangible assets - Summary of Amortization Expense Related to Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 788,000.0	$ 4,200	$ 2,337,700	$ 12,500